April 6, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR


RE:      AXP Market Advantage Series, Inc.
            AXP Portfolio Builder Conservative Fund
            AXP Portfolio Builder Moderate Conservative Fund
            AXP Portfolio Builder Moderate Fund
            AXP Portfolio Builder Moderate Aggressive Fund
            AXP Portfolio Builder Aggressive Fund
            AXP Portfolio Builder Total Equity Fund
            AXP Small Company Index Fund
            AXP S&P 500 Index Fund
         Post-Effective Amendment No.  34
         File No. 33-30770/811-5897

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 34 (Amendment). This Amendment was filed electronically on March 29, 2005.

If you have any questions or concerns regarding this filing, please contact Heidi Brommer at (612) 671-2403 or me at (612) 671-7981.

Sincerely,



/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation